                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                  811-2715

Exact name of registrant as specified in charter:    Delaware Group State Tax-Free Income Trust

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             February 29

Date of reporting period:                            February 29, 2004

Item 1. Reports to Stockholders

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


FIXED INCOME



Annual Report FEBRUARY 29, 2004
--------------------------------------------------------------------------------
                      DELAWARE TAX-FREE PENNSYLVANIA FUND




[LOGO]
POWERED BY RESEARCH.(SM)

Table
   OF CONTENTS

--------------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                        1
--------------------------------------------------------------------
PERFORMANCE SUMMARY                                                3
--------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                         4

   Statement of Operations                                         9

   Statements of Changes in Net Assets                            10

   Financial Highlights                                           11

   Notes to Financial Statements                                  14

--------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS                                    16
--------------------------------------------------------------------
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS                          17
--------------------------------------------------------------------


    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

Portfolio                                   Delaware Tax-Free Pennsylvania Fund
   MANAGEMENT REVIEW                        March 10, 2004

Portfolio Management Review

Patrick P. Coyne
Executive Vice President, Managing Director, Head of Equities

Joseph R. Baxter
Portfolio Manager

Q: Please describe the overall bond market conditions during the fiscal year.
A: Bond fund performance occurred against a backdrop of lower short-term rates throughout the markets, anchored by Federal Reserve interest rate cuts that left the fed funds rate (the rate at which banks make short-term loans to other banks) at one percent. One-year, AAA-rated municipal bonds began the fiscal year yielding 1.04% and finished at 1.10% as of February 29, 2004 (Source: Municipal Market Data). One-year municipal bonds witnessed little volatility as yields tightened to 0.80% in the spring and increased to 1.10% in the summer of 2003.

Longer-term bonds were considerably more volatile, although they showed little overall change for the fiscal year. 10-year AAA-rated general obligation bonds started the period yielding 3.56% and went as low as 2.85% in June on the Fed's suggestion that it might consider buying long bonds directly as a way of stimulating the economy. These bonds ended the period at 3.54% -- nearly identical to their initial position -- in part because the Fed moved away from their suggestion about buying long bonds directly.

30-year AAA-rated general obligation bonds were also more volatile than corresponding one-year debt. They began the year yielding 4.70%, dipped to 4.20% in the spring, and rose to 5.10% in the summer. Despite this volatility, they ended the period yielding 4.60%, changing little from the start of the reporting period.

The yield curve experienced some mid-year volatility, with a springtime rally followed by a summer fade. Overall, the yield curve mimicked long-term bond performance by changing very little from the fiscal year's beginning and end.

Municipal bond market yields outperformed corresponding Treasury bond yields during the fiscal year, an unusual trend in our opinion. As the fiscal year began, the yield on 30-year general obligation municipal bonds was 102.0% that of 30-year Treasury bonds. By period end, that ratio had declined to 92.8%.

The municipal bond market enjoyed a heavy supply of debt, as well as good demand from both traditional and crossover (moving from stocks to bonds) buyers. As a whole, the municipal debt market grew, fueled by municipalities refinancing older, more expensive debt at lower current rates. Municipalities saw less tax revenue during the economic downturn. While some municipalities are still experiencing tightened budgets, they are likely to finance limited projects and conserve their cash.

Q: What conditions prevailed in the Pennsylvania municipal debt market?
A: Credit quality in the early stages of recovery in Pennsylvania mirrored the national trend. The state has diversified away from its traditional manufacturing base, moving toward non-traditional manufacturing, including increasing work for the pharmaceutical industry. We believe Pennsylvania is recovering from the recent economic downturn, albeit at a slow pace due in part to its lack of rapid job creation.

Pittsburgh saw its debt downgraded to junk bond status during the fiscal year. This has little effect on bond funds, however, because Pittsburgh's debt is insured -- as is about three-quarters of all Pennsylvania debt. (Pennsylvania-based airline debt, which has shown volatility, is also insured.) Other credit ratings stayed about the same, with a small move toward upgrades -- an improvement over the previous fiscal year.

Pennsylvania's municipal debt supply increased slightly, growing 4.9% during the fiscal year. It slipped from being the sixth largest municipal debt issuer to being the seventh largest such supplier, largely because the national municipal debt market grew somewhat faster than did Pennsylvania-based issues.

Q: Against this backdrop, how did the Fund perform?
A: For the fiscal year ended February 29, 2004, Delaware Tax-Free Pennsylvania Fund returned +6.00% (Class A shares at net asset value with distributions reinvested). It outperformed the Lipper Pennsylvania Municipal Debt Funds Average, which returned +5.79%, and slightly underperformed the Lehman Brothers Municipal Bond Index, which appreciated +6.30% during the same period.

Q: What strategies affected Fund performance?
A: The market offered strong demand for securities that are more susceptible to interest rate risk, allowing us to lessen duration (duration is a common measure of a bond or bond fund's sensitivity to interest rate changes. The longer the duration, the more sensitive the bond or bond fund is to changes in interest rates). The Fund's duration was 6.73 years as the fiscal year began and closed with an average duration of 5.86 years. Although the Fund held a low duration at period end, this strategy was not implemented until midway through the fiscal year. This caused the Fund to underperform its peer group last July when interest rates rose sharply. We decided to wait for the market to stabilize and then began the process of shortening the Fund's duration which may allow for better performance in rising interest rate environments.

We shortened our duration largely by selling non-callable bonds and debt with coupons beneath 5%. We then tried to reinvest at higher coupons and lower durations, with the goal of keeping the income side of the portfolio healthy. We sold $12 million (par value) in non-callable bonds from the University of Pittsburgh Medical Center, and may consider selling our remaining holding of $8.5 million in these bonds if and when conditions are right. We also sold our entire $10 million holding of Delaware Valley Regional Finance Authority (Series
A) bonds, and sold $5.5 million in other debt with coupons under 5%. We also bought $8.7 million in other bonds with coupons of 5.5% to 6.0%. All in all, we reduced our interest rate risk exposure on nearly $30 million in bonds with very little reduction in interest rates.

We also responded to concerns about financially unstable issuers. We sold nearly $6 million in bonds issued by a rehabilitation hospital near Scranton due to concerns about the facility's fiscal stability.

Despite market volatility, we were able to make favorable sales and purchases, selling into higher prices when they presented themselves and alleviating ourselves of higher coupons when they became available.

Delaware
   TAX-FREE PENNSYLVANIA FUND

Fund Basics
As of February 29, 2004

-------------------------------------------------
Fund Objective:
The Fund seeks a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with preservation of capital.

-------------------------------------------------
Total Fund Net Assets:
$673.98 million

-------------------------------------------------
Number of Holdings:
126

-------------------------------------------------
Fund Start Date:
March 23, 1977

-------------------------------------------------
Your Fund Managers:
Patrick P. Coyne is a graduate of Harvard
University with an MBA from the University of Pennsylvania's Wharton School. Patrick Coyne joined Delaware Investments' fixed-income department in 1990. Prior to joining Delaware
Investments, he was a manager of Kidder, Peabody &
Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.

Joseph R. Baxter is a graduate of LaSalle
University where he earned his undergraduate degree in finance and marketing. Prior to joining
Delaware in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen
Funds.

-------------------------------------------------
Nasdaq Symbols:
Class A DELIX
Class B DPTBX
Class C DPTCX

Fund Performance
Average Annual Total Returns
Through February 29, 2004                                     Lifetime    10 Years    Five Years   One Year
-----------------------------------------------------------------------------------------------------------
Class A (Est. 3/23/77)
Excluding Sales Charge                                         +6.29%      +5.22%       +4.93%      +6.00%
Including Sales Charge                                         +6.11%      +4.73%       +3.97%      +1.27%
-----------------------------------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge                                         +4.74%                   +4.10%      +5.17%
Including Sales Charge                                         +4.74%                   +3.85%      +1.17%
-----------------------------------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge                                         +4.35%                   +4.10%      +5.17%
Including Sales Charge                                         +4.35%                   +4.10%      +4.17%
-----------------------------------------------------------------------------------------------------------

Returns reflect the reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and for periods after June 1, 1992, have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for Class A shares of Delaware Tax-Free Pennsylvania Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table and graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance of a $10,000 Investment
February 28, 1994 through February 29, 2004

[Graphic Omitted]
                             Delaware Tax-Free         Lehman Brothers
                             Pennsylvania Fund       Municipal Bond Index
             2/28/1994             $9,550                 $10,000
             2/28/1995             $9,636                 $10,189
             2/29/1996            $10,607                 $11,314
             2/28/1997            $11,069                 $11,937
             2/28/1998            $11,920                 $13,028
             2/28/1999            $12,473                 $13,829
             2/29/2000            $11,824                 $13,542
             2/28/2001            $13,065                 $15,213
             2/28/2002            $13,951                 $16,247
             2/28/2003            $14,968                 $17,493
             2/29/2004            $15,871                 $18,595

Chart assumes $10,000 invested on February 28, 1994 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

  Statement                                 Delaware Tax-Free Pennsylvania Fund
     OF NET ASSETS                          February 29, 2004


                                                        Principal      Market
                                                          Amount        Value
  Municipal Bonds - 98.98%
  Airport Revenue Bonds - 2.26%
   Allegheny County Airport Revenue
     (Pittsburgh International
     Airport Project) Series A
     5.75% 1/1/14 (MBIA) (AMT)                         $ 6,910,000   $ 7,906,837
   Lehigh Northampton Airport
     Authority Revenue (Lehigh
     Valley Airport Project) Series A
     6.00% 5/15/25 (MBIA) (AMT)                          1,525,000     1,729,060
     6.00% 5/15/30 (MBIA) (AMT)                          2,700,000     3,060,639
   Philadelphia Authority for Industrial
     Development Revenue (Sub-Air
     Cargo Project) Series A
     7.50% 1/1/25 (AMT)                                  2,500,000     2,559,575
                                                                     -----------
                                                                      15,256,111
                                                                     -----------
  Continuing Care/Retirement Revenue Bonds - 2.69%
   Allegheny County Residential Finance
     Authority Health Care Facilities
     Revenue (Lemington Home for
     Aged Project) Series A
     5.75% 5/20/37                                       1,000,000     1,062,780
   Bucks County Industrial Development
     Authority Multi-Family County-
     Guaranteed (New Hope Manor
     Project) Series A
     5.40% 3/1/22                                        1,265,000     1,332,728
     5.50% 3/1/41                                        5,340,000     5,600,432
  +Delaware County Authority Revenue
     (Main Line & Haverford Nursing
     and Rehabilitation Center Project)
     9.00% 8/1/22                                        1,865,000     1,136,251
   Lancaster County Hospital Authority
     Revenue Health Center (Willow
     Valley Retirement Community
     Project) 5.875% 6/1/31                              2,100,000     2,212,812
   Lancaster Authority for Industrial
     Development Revenue (Garden
     Spot Village Project) Series A
     7.625% 5/1/31                                       1,650,000     1,716,396
   Philadelphia Authority for Industrial
     Development Revenue (Stapeley
     Hall Germantown Continuing Care
     Community Project) 6.60% 1/1/16                     5,250,000     5,102,685
                                                                     -----------
                                                                      18,164,084
                                                                     -----------
  Corporate-Backed Revenue Bonds - 4.62%
   Allegheny County Industrial
     Development Authority
     Environmental Improvement Revenue
     Refunding (USX Corp. Project)
     5.50% 12/1/29                                      13,000,000    13,132,860
   Beaver County Industrial Development
     Authority Pollution Control
     Revenue Refunding
     (Atlantic Richfield Co. Project)
     5.95% 7/1/21                                        5,100,000     5,361,477
+++Bucks County Industrial Development
     Authority Environmental
     Improvement Revenue
     (USX Corp. Project)
     5.40% 11/1/17                                       2,250,000     2,522,498

                                                        Principal      Market
                                                          Amount        Value

Municipal Bonds (continued)
Corporate-Backed Revenue Bonds (continued)
 Pennsylvania Economic Development
   Financing Authority Solid
   Waste Disposal Revenue
   (Proctor & Gamble Co. Project)
   5.375% 3/1/31 (AMT)                                 $ 9,200,000  $ 10,089,180
                                                                     -----------
                                                                      31,106,015
                                                                     -----------
Escrowed to Maturity Bonds - 6.27%
 Delaware County Authority Revenue
   Health Facilities (Mercy Health
   Corp. Project) 6.00% 12/15/26                         3,500,000     3,939,705
 Pennsylvania State Higher Educational
   Facilities Authority College &
   University Revenue
   (University of the Arts Project)
   5.20% 3/15/25 (RADIAN)                                4,490,000     4,989,513
 Philadelphia Authority for Industrial
   Development Commercial Revenue
   (Girard Estates Facilities Leasing
   Project) 5.00% 5/15/27                                4,500,000     4,569,750
 Philadelphia Hospitals & Higher
   Education Facilities Authority
   Hospital Revenue (Presbyterian
   Medical Center Project)
   6.65% 12/1/19                                        13,000,000    16,725,929
 Pittsburgh Water & Sewer Authority
   Revenue Refunding
   7.25% 9/1/14 (FGIC)                                   9,000,000    11,437,470
 Pottsville School District
   9.375% 5/1/06 (AMBAC)                                   540,000       581,413
                                                                     -----------
                                                                      42,243,780
                                                                     -----------
Higher Education Revenue Bonds - 13.61%
 Allegheny County Higher Education
   Building Authority Revenue
   (Carnegie Mellon University Project)
   5.25% 3/1/32                                          1,900,000     1,990,136
   (Chatham College Project)
   Series A 5.85% 3/1/22                                   650,000       681,421
   Series A 5.95% 3/1/32                                 1,000,000     1,039,930
   Series B 5.75% 11/15/35                               5,000,000     5,194,250
 Delaware County Authority College
   Revenue (Eastern College Project)
   Series B 5.50% 10/1/19                                4,175,000     4,250,108
   5.50% 10/1/24                                         2,850,000     2,864,136
   (Haverford College Project)
   5.75% 11/15/29                                        1,875,000     2,138,738
 Indiana County Industrial Development
   Authority Revenue (Indiana University
   Student Co-op Association, Inc.
   Project) Series A
   5.875% 11/1/24 (AMBAC)                                1,000,000     1,089,240
   5.875% 11/1/29 (AMBAC)                                1,000,000     1,089,240
 Lehigh County General Purpose
   Authority Revenue
   (Desales University Project)
   5.125% 12/15/23 (RADIAN)                              5,435,000     5,709,468
 Lycoming County Authority College
   Revenue (Pennsylvania College of
   Technology Project)
   5.375% 7/1/30 (AMBAC)                                 5,000,000     5,338,400

Statement                                   Delaware Tax-Free Pennsylvania Fund
   OF NET ASSETS (CONTINUED)

                                                        Principal      Market
                                                          Amount        Value
Municipal Bonds (continued)
Higher Education Revenue Bonds (continued)
 Montgomery County Higher Education &
   Health Authority Revenue
   (Arcadia University Project)
   5.85% 4/1/21 (Connie Lee)                           $ 5,465,000   $ 5,998,930
 Pennsylvania State Higher Educational
   Facilities Authority College &
   University Revenue (Drexel
   University Project) 6.00% 5/1/29                      3,000,000     3,252,360
   Series A 5.20% 5/1/29                                 1,500,000     1,563,585
   Series A 5.20% 5/1/32                                 1,000,000     1,041,450
   (Lafayette College Project)
   6.00% 5/1/30                                          2,500,000     2,907,700
   (Philadelphia University Project)
   6.00% 6/1/29 (RADIAN)                                 1,800,000     2,016,774
   (Thomas Jefferson University Project)
   5.00% 1/1/29                                          5,000,000     5,171,250
   (University of Pennsylvania Project)
   4.75% 7/15/33                                           750,000       755,423
   Series B 5.90% 9/1/15                                 4,205,000     4,491,739
   (Ursinus College Project)
   5.125% 1/1/33 (RADIAN)                                2,000,000     2,076,600
 Pennsylvania State Public School
   Authority (Lehigh Career &
   Technical Institute Project)
   5.125% 10/1/28 (FGIC)                                 2,800,000     2,981,132
 Philadelphia Redevelopment
   Authority Revenue (Beech Student
   Housing Complex Project)
   5.50% 7/1/35 (ACA)                                    1,500,000     1,555,725
   5.625% 7/1/28 (ACA)                                   1,000,000     1,051,170
 Philadelphia Hospitals & Higher
   Educational Facilities Authority
   College Revenue (Chestnut Hill
   College Project) 6.00% 10/1/29                        4,360,000     4,387,424
 Swarthmore Borough Authority
   College Revenue (Swarthmore
   College Project) 5.00% 9/15/31                       18,665,000    19,432,131
 West Cornwall Township Municipal
   Authority College Revenue
   (Elizabethtown College Project)
   6.00% 12/15/27                                        1,615,000     1,677,436
                                                                     -----------
                                                                      91,745,896
                                                                     -----------
Hospital Revenue Bonds - 15.58%
 Allegheny County Hospital Development
   Authority Revenue Health Center
   (UPMC Health Systems Project)
   Series B 6.00% 7/1/23 (MBIA)                          5,745,000     6,963,112
   6.00% 7/1/26 (MBIA)                                   2,750,000     3,360,500
 Berks County Municipal Authority
   Revenue (Health Care Reading
   Hospital Pooled Financing Project)
   5.00% 3/1/28                                         15,000,000    15,349,500
 Chester County Health & Educational
   Facilities Authority Health System
   Revenue (Jefferson Health Systems
   Project) Series B 5.375% 5/15/27                     14,270,000    14,647,584

                                                      Principal         Market
                                                        Amount          Value

 Municipal Bonds (continued)
 Hospital Revenue Bonds (continued)
   Lancaster County Hospital Revenue
    (General Hospital Project)
    5.50% 3/15/26                                     $ 3,000,000   $ 3,113,880
   Monroe County Hospital Authority
    Revenue (Pocono Medical Center
    Project) 6.00% 1/1/43                               5,460,000     5,740,371
   Montgomery County Higher
    Education & Health Authority
    Hospital Revenue (Abington
    Memorial Hospital Project)
    Series A 5.125% 6/1/32                              6,600,000     6,701,640
   Mount Lebanon Hospital
    Authority (St. Clair Memorial
    Hospital Project) Series A
    5.625% 7/1/32                                       4,500,000     4,681,845
   Pennsylvania Economic Development
    Financing Authority Revenue
    (Dr. Gertrude A. Barber Center, Inc.
    Project) 5.90% 12/1/30 (RADIAN)                     2,250,000     2,465,055
   Pennsylvania State Higher Educational
    Facilities Authority Revenue
    (UPMC Health Systems Project)
    Series A 6.00% 1/15/31                             10,000,000    10,722,300
   Philadelphia Hospitals & Higher
    Education Facilities Authority
    Hospital Revenue (Jeanes Health
    System Project) 6.85% 7/1/22                       10,000,000    10,092,100
   Southcentral General Authority
    Revenue (Wellspan Health
    Obligated Project)
    5.625% 5/15/26                                     20,000,000    21,170,600
                                                                    -----------
                                                                    105,008,487
                                                                    -----------
 Investor Owned Utilities Revenue Bonds - 13.25%
   Beaver County Industrial Development
    Authority Pollution Control Revenue
    Refunding (Cleveland Electric
    Illuminating Project)
    7.625% 5/1/25                                       8,500,000     9,113,615
    Series A 7.75% 7/15/25                             10,000,000    10,828,200
   Cambria County Industrial Development
    Authority Pollution Control Revenue
    (Pennsylvania Electric Co. Project)
    Series A 5.80% 11/1/20 (MBIA)                       4,000,000     4,334,920
    Series B 6.05% 11/1/25 (MBIA) (AMT)                 9,700,000    10,516,352
   Carbon County Industrial Development
    Authority Refunding (Panther Creek
    Partners Project) 6.65% 5/1/10 (AMT)                9,395,000    10,318,059
+++Delaware County Industrial
    Development Authority Pollution
    Control Revenue Refunding
    (PECO Energy Co. Project)
    Series A 5.20% 4/1/21                              15,500,000    15,791,090
   Indiana County Industrial Development
    Authority Pollution Control Revenue
    Refunding (PSE&G Power Project)
    5.85% 6/1/27 (AMT)                                  3,000,000     3,066,090

Statement                                   Delaware Tax-Free Pennsylvania Fund
   OF NET ASSETS (CONTINUED)


                                                        Principal     Market
                                                          Amount       Value

Municipal Bonds (continued)
Investor Owned Utilities Revenue Bonds (continued)
   Lehigh County Industrial Development
    Authority Pollution Control Revenue
    Refunding (Pennsylvania Power and
    Light Co. Project) Series B
    6.40% 9/1/29 (MBIA)                                 $15,000,000  $15,674,550
+++Montgomery County Industrial
    Development Authority Pollution
    Control Revenue (PECO Energy Co.
    Project) Series A 5.20% 10/1/30                       9,500,000    9,678,410
                                                                     -----------
                                                                      89,321,286
                                                                     -----------
Miscellaneous Revenue Bonds - 8.72%
 **First Albany Corp. Municipal Trust
    Inverse Floater
    6.48% 12/15/14 (AMBAC)                               46,500,000   56,890,425
 ++Philadelphia Gas Works Revenue
    Capital Appreciation Series C
    6.54% 1/1/12 (AMBAC)                                  2,500,000    1,914,600
                                                                     -----------
                                                                      58,805,025
                                                                     -----------
Municipal Lease Revenue Bonds - 2.61%
   Dauphin County General Authority
    Office and Parking (Forum Place
    Project) Series A 6.00% 1/15/25                       9,210,000    4,328,700
   Philadelphia Authority for Industrial
    Development Lease Revenue
    Series B 5.25% 10/1/30 (FSA)                          4,510,000    4,823,310
   State Public School Building Authority
    (Daniel Boone School District Project)
    5.00% 4/1/28 (MBIA)                                   3,000,000    3,162,570
    (Philadelphia School District Project)
    5.00% 6/1/33 (FSA)                                    5,000,000    5,258,900
                                                                     -----------
                                                                      17,573,480
                                                                     -----------
Parking Revenue Bonds - 0.81%
   Pennsylvania Economic Development
    Financing Authority Revenue
    (30th Street Station Garage Project)
    5.875% 6/1/33 (ACA)                                   4,500,000    4,818,240
   Philadelphia Parking Authority Revenue
    5.00% 2/1/27 (AMBAC)                                    590,000      612,768
                                                                     -----------
                                                                       5,431,008
                                                                     -----------
Political Subdivision General Obligation Bonds - 0.31%
   Lancaster County Series A
    5.00% 11/1/27 (FGIC)                                  2,000,000    2,093,160
                                                                     -----------
                                                                       2,093,160
                                                                     -----------
Ports & Harbors Revenue Bonds - 1.98%
   Allegheny County Port Authority
    Special Revenue Refunding
    5.00% 3/1/29 (FGIC)                                   2,000,000    2,089,200
   Delaware River Port Authority
    (Pennsylvania and New Jersey
    Port District Project) Series B
    5.70% 1/1/21 (FSA)                                    8,560,000    9,777,318
   Erie Western Pennsylvania Port
    Authority General Revenue
    Refunding 6.25% 6/15/10 (AMT)                         1,365,000    1,499,766
                                                                     -----------
                                                                      13,366,284
                                                                     -----------

                                                        Principal      Market
                                                          Amount        Value

Municipal Bonds (continued)
*Pre-Refunded Bonds - 7.70%
  Abington School District
    6.00% 5/15/26-06 (FGIC)                             $ 6,000,000  $ 6,617,520
  Chester Refunding (Guaranteed Host
    Community Project)
    7.25% 12/1/05-05                                      1,955,000    2,140,666
  Dauphin County General Authority
    College Revenue (Holy Family
    College Project) 7.50% 12/1/19-04                     3,025,000    3,160,157
  Harrisburg Authority Office &
    Parking Revenue Series A
    6.00% 5/1/19-08                                       7,500,000    8,718,675
  Norwin School District
    6.00% 4/1/30-10 (FGIC)                                2,000,000    2,400,260
  Pennsylvania State Higher Education
    Assistance Agency
    Capital Acquisition
    5.875% 12/15/30-10 (MBIA)                             7,385,000    8,909,781
  Pennsylvania State Higher Educational
    Facilities Authority College &
    University Revenue
    (Ursinus College Project)
    5.90% 1/1/27-07                                       1,000,000    1,138,650
  Pennsylvania State Higher Educational
    Facilities Authority Revenue Series M
    5.75% 6/15/20-05 (AMBAC)                             17,730,000   18,800,892
                                                                     -----------
                                                                      51,886,601
                                                                     -----------
School District General Obligation Bonds - 3.60%
  Canon McMillan School District Series B
    5.25% 12/1/34 (FGIC)                                  3,580,000    3,839,085
  East Allegheny School District
    Refunding 5.00% 4/1/32 (FGIC)                         2,000,000    2,093,660
  Gateway School District Allegheny
    County 5.00% 10/15/32                                 2,500,000    2,634,100
  Greater Johnstown School District
    Refunding Series C
    5.125% 8/1/25 (MBIA)                                  7,500,000    7,935,974
  McGuffey School District
    5.125% 8/1/31 (FGIC)                                  2,000,000    2,132,840
  Moshannon Valley School District
    5.00% 12/1/22 (FGIC)                                  3,005,000    3,219,317
  Pennridge School District
    5.00% 2/15/29 (MBIA)                                  2,300,000    2,421,325
                                                                     -----------
                                                                      24,276,301
                                                                     -----------
School District Revenue Bonds - 0.96%
  Pennsylvania Economic Development
    Financing Authority School Revenue
    (Germantown Friends School Project)
    5.35% 8/15/31                                         2,820,000    2,968,163
  Pennsylvania State Public School
    Building Authority (Lehigh Career &
    Technical Institute Project)
    5.00% 10/1/21 (FGIC)                                  1,110,000    1,192,573
    5.25% 10/1/32 (FGIC)                                  2,140,000    2,302,961
                                                                     -----------
                                                                       6,463,697
                                                                     -----------

Statement                                   Delaware Tax-Free Pennsylvania Fund
   OF NET ASSETS (CONTINUED)


                                                       Principal      Market
                                                         Amount        Value
   Municipal Bonds (continued)
   Single Family Housing Revenue Bonds - 4.06%
    Allegheny County Residential Finance
      Authority Mortgage Revenue Single
      Family Series II-2
      5.90% 11/1/32 (AMT)                              $1,015,000   $ 1,079,737
      Series KK-2
      5.40% 5/1/26 (AMT)                                2,775,000     2,902,789
    Pennsylvania Housing Finance
      Agency Single Family Mortgage
      Series 57A 6.15% 4/1/27 (AMT)                     5,000,000     5,246,450
      Series 66A 5.65% 4/1/29 (AMT)                     3,950,000     4,098,441
      Series 70A 5.90% 4/1/31 (AMT)                     8,250,000     8,681,144
      Series 72A 5.35% 10/1/31 (AMT)                    5,190,000     5,381,511
                                                                    -----------
                                                                     27,390,072
                                                                    -----------
   Tax Increment/Special Assessment Bonds - 0.58%
    Allegheny County Redevelopment
      Authority (Waterfront Project) Series B
      6.00% 12/15/10                                    1,000,000     1,128,450
      6.40% 12/15/18                                    2,500,000     2,759,100
                                                                    -----------
                                                                      3,887,550
                                                                    -----------
   Territorial Revenue Bonds - 1.75%
    Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series E 5.50% 7/1/19 (FSA)                       1,450,000     1,733,606
      Series G 5.00% 7/1/33                             3,000,000     3,112,080
      Series G 5.00% 7/1/42                             6,700,000     6,934,768
                                                                    -----------
                                                                     11,780,454
                                                                    -----------
   Transportation Revenue Bonds - 0.76%
    Pennsylvania Economic Development
      Financing Authority Facilities
      Revenue (Amtrak Project) Series A
      6.375% 11/1/41 (AMT)                              5,000,000     5,117,650
                                                                    -----------
                                                                      5,117,650
                                                                    -----------
   Turnpike/Toll Road Revenue Bonds - 1.26%
    Delaware River Toll Bridge
      5.00% 7/1/28                                      3,000,000     3,123,210
    Pennsylvania State Turnpike Commission
      Series F 5.00% 7/15/31 (AMBAC)                    1,000,000     1,050,820
      Series F 5.00% 7/15/41 (AMBAC)                    1,600,000     1,663,584
      Series R 5.00% 12/1/30 (AMBAC)                    2,500,000     2,633,100
                                                                    -----------
                                                                      8,470,714
                                                                    -----------
+++Variable Rate Demand Notes - 1.74%
   Allentown Commercial & Industrial
     Development (Diocese of Allentown
     Project) 1.00% 12/1/29
     (LOC First Union National Bank)                    1,500,000     1,500,000
   Chester County Industrial Development
     Authority Revenue
     1.00% 7/1/31 (LOC Wachovia Bank)                   3,600,000     3,600,000
   Delaware Valley Regional Finance
     Authority Series B 0.95% 12/1/20                     600,000       600,000
   Lancaster County Refunding Series B
     0.95% 11/1/16 (FSA)                                1,000,000     1,000,000
   Philadelphia Authority for Industrial
     Development Revenue
     (Newcourtland Elder Services Project)
     1.00% 3/1/27 (LOC PNC Bank)                        5,000,000     5,000,000
                                                                    -----------
                                                                     11,700,000
                                                                     -----------

                                                        Principal      Market
                                                          Amount        Value

Municipal Bonds (continued)
Waste Disposal Revenue Bonds - 0.83%
 Chester Resource Recovery (Guaranteed
   Host Community Project)
   7.25% 12/1/05                                      $ 2,805,000   $  2,889,515
 New Morgan Revenue Guaranteed
   8.00% 11/1/05                                        2,590,000      2,732,424
                                                                    ------------
                                                                       5,621,939
                                                                    ------------
Water & Sewer Revenue Bonds - 3.03%
 Dauphin County Industrial Development
   Authority Water Development
   Revenue Refunding (Dauphin
   Consolidated Water Supply General
   Waterworks Corp. Project)
   Series B 6.70% 6/1/17                                1,750,000      2,221,450
 Delaware County Industrial Development
   Authority Water Facilities Revenue
   (Philadelphia Suburban Water Project)
   6.00% 6/1/29 (FGIC) (AMT)                            3,000,000      3,402,300
 Erie Water Authority Water Revenue
   Series A 5.125% 12/1/25 (MBIA)                       4,000,000      4,228,240
 Pittsburgh Water & Sewer Authority
   Revenue First Lien
   5.125% 12/1/31 (AMBAC)                              10,000,000     10,580,000
                                                                    ------------
                                                                      20,431,990
                                                                    ------------
Total Municipal Bonds
  (cost $612,460,255)                                                667,141,584
                                                                    ------------

Total Market Value of Securities - 98.98%
  (cost $612,460,255)                                                667,141,584
Receivables and Other Assets
  Net of Liabilities - 1.02%                                           6,842,615
                                                                    ------------
Net Assets Applicable to 81,700,271
  Shares Outstanding - 100.00%                                      $673,984,199
                                                                    ============

Statement                                   Delaware Tax-Free Pennsylvania Fund
   OF NET ASSETS (CONTINUED)


Net Asset Value - Delaware Tax-Free
  Pennsylvania Fund Class A
  ($638,325,698 / 77,377,661 Shares)                                      $8.25
                                                                          -----
Net Asset Value - Delaware Tax-Free
  Pennsylvania Fund Class B
  ($29,588,768 / 3,586,850 Shares)                                        $8.25
                                                                          -----
Net Asset Value - Delaware Tax-Free
  Pennsylvania Fund Class C
  ($6,069,733 / 735,760 Shares)                                           $8.25
                                                                          -----

Components of Net Assets at February 29, 2004:
Shares of beneficial interest
  (unlimited authorization - no par)                               $642,710,817
Accumulated net realized loss on investments                        (23,407,947)
Net unrealized appreciation of investments                           54,681,329
                                                                   ------------
Total net assets                                                   $673,984,199
                                                                   ============

   *For Pre-refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

  **An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 29, 2004.

   +Non-income producing security. Security is currently in default.

  ++Zero coupon bond. The interest rate shown is the yield at the time of purchase.

+++Variable rate notes. The interest rate shown is the rate as of February 29, 2004.


Summary of Abbreviations:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by the Radian Asset Assurance

Net Asset Value and Offering Price per Share -
  Delaware Tax-Free Pennsylvania Fund
Net asset value Class A (A)                                               $8.25
Sales charge (4.50% of offering price,
  or 4.73% of amount invested per share) (B)                               0.39
                                                                          -----
Offering price                                                            $8.64
                                                                          =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

See accompanying notes

Statement                                   Delaware Tax-Free Pennsylvania Fund
   OF OPERATIONS                            Year Ended February 29, 2004



Investment Income:
  Interest                                                          $36,995,517
                                                                    -----------
Expenses:
  Management fees                                                     3,695,975
  Distribution expenses -- Class A                                    1,695,282
  Distribution expenses -- Class B                                      317,417
  Distribution expenses -- Class C                                       57,569
  Dividend disbursing and transfer agent fees and expenses              421,137
  Accounting and administration expenses                                282,633
  Legal and professional fees                                           119,721
  Reports and statements to shareholders                                 75,528
  Custodian fees                                                         28,835
  Trustees' fees                                                         28,447
  Registration fees                                                      15,334
  Other                                                                  56,356
                                                                    -----------
                                                                      6,794,234
Less waived distribution expenses-- Class A                            (265,536)
Less expenses paid indirectly                                           (33,841)
                                                                    -----------
Total expenses                                                        6,494,857
                                                                    -----------
Net Investment Income                                                30,500,660
                                                                    -----------

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments                                      2,688,989
Net change in unrealized appreciation/depreciation of investments     5,759,399
                                                                    -----------
Net Realized and Unrealized Gain on Investments                       8,448,388
                                                                    -----------

Net Increase in Net Assets Resulting from Operations                $38,949,048
                                                                    ===========
See accompanying notes

Statements                                  Delaware Tax-Free Pennsylvania Fund
   OF CHANGES IN NET ASSETS


                                                                                                            Year Ended
                                                                                                       2/29/04         2/28/03
Increase in Net Assets from Operations:
  Net investment income                                                                             $ 30,500,660    $ 32,924,902
  Net realized gain on investments                                                                     2,688,989       3,685,273
  Net change in unrealized appreciation/depreciation of investments                                    5,759,399      13,192,645
                                                                                                    ------------    ------------
  Net increase in net assets resulting from operations                                                38,949,048      49,802,820
                                                                                                    ------------    ------------

Dividends and Distributions to Shareholders from:
  Net investment income:
    Class A                                                                                          (29,176,006)    (31,268,301)
    Class B                                                                                           (1,173,099)     (1,405,335)
    Class C                                                                                             (212,714)       (190,107)
                                                                                                    ------------    ------------
                                                                                                     (30,561,819)    (32,863,743)
                                                                                                    ------------    ------------

Capital Share Transactions:
  Proceeds from shares sold:
    Class A                                                                                           22,693,886      22,550,093
    Class B                                                                                            1,716,243       2,879,696
    Class C                                                                                            1,517,470       1,135,289

  Net asset value of shares issued upon reinvestment of dividends and distributions:
    Class A                                                                                           16,900,046      18,247,357
    Class B                                                                                              596,011         776,667
    Class C                                                                                              146,911         124,928
                                                                                                    ------------    ------------
                                                                                                      43,570,567      45,714,030
                                                                                                    ------------    ------------
  Cost of shares repurchased:
    Class A                                                                                          (78,240,248)    (69,727,930)
    Class B                                                                                           (8,024,352)     (7,146,477)
    Class C                                                                                             (862,142)       (701,092)
                                                                                                    ------------    ------------
                                                                                                     (87,126,742)    (77,575,499)
                                                                                                    ------------    ------------
Decrease in net assets derived from capital share transactions                                       (43,556,175)    (31,861,469)
                                                                                                    ------------    ------------
Net Decrease in Net Assets                                                                           (35,168,946)    (14,922,392)

Net Assets:
  Beginning of year                                                                                  709,153,145     724,075,537
                                                                                                    ------------    ------------
  End of year (including undistributed net investment income of $0 and $61,159, respectively)       $673,984,199    $709,153,145
                                                                                                    ============    ============

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                          -------------------------------------------------------
                                                                                 Delaware Tax-Free Pennsylvania Fund Class A
                                                                          -------------------------------------------------------
                                                                                                  Year Ended
                                                                          2/29/04     2/28/03      2/28/02    2/28/01      2/29/00

Net asset value, beginning of period                                      $8.140      $7.950       $7.820      $7.460       $8.290

Income (loss) from investment operations:
Net investment income                                                      0.365       0.374        0.387       0.402        0.410
Net realized and unrealized gain (loss) on investments                     0.110       0.189        0.130       0.360       (0.830)
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.475       0.563        0.517       0.762       (0.420)
                                                                          ------      ------       ------      ------       ------

Less dividends and distributions from:
Net investment income                                                     (0.365)     (0.373)      (0.387)     (0.402)      (0.410)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.365)     (0.373)      (0.387)     (0.402)      (0.410)
                                                                          ------      ------       ------      ------       ------

Net asset value, end of period                                            $8.250      $8.140       $7.950      $7.820       $7.460
                                                                          ======      ======       ======      ======       ======

Total return(1)                                                            6.00%       7.29%        6.78%      10.47%       (5.18%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                 $638,325    $669,042     $682,030    $695,329     $716,646
Ratio of expenses to average net assets                                    0.90%       0.92%        0.89%       0.92%        0.92%
Ratio of expenses to average net assets prior to expense limitation
  and expenses paid indirectly                                             0.94%       0.92%        0.89%       0.92%        0.92%
Ratio of net investment income to average net assets                       4.47%       4.69%        4.92%       5.26%        5.21%
Ratio of net investment income to average net assets prior to expense
  limitation and expenses paid indirectly                                  4.43%       4.69%        4.92%       5.26%        5.21%
Portfolio turnover                                                           12%         18%          38%         23%          38%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                         --------------------------------------------------------
                                                                               Delaware Tax-Free Pennsylvania Fund Class B
                                                                         --------------------------------------------------------
                                                                                                 Year Ended
                                                                         2/29/04      2/28/03     2/28/02      2/28/01    2/29/00

Net asset value, beginning of period                                      $8.140      $7.950       $7.820      $7.460       $8.290

Income (loss) from investment operations:
Net investment income                                                      0.301       0.312        0.324       0.341        0.347
Net realized and unrealized gain (loss) on investments                     0.110       0.189        0.130       0.360       (0.830)
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.411       0.501        0.454       0.701       (0.483)
                                                                          ------      ------       ------      ------       ------

Less dividends and distributions from:
Net investment income                                                     (0.301)     (0.311)      (0.324)     (0.341)      (0.347)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.301)     (0.311)      (0.324)     (0.341)      (0.347)
                                                                          ------      ------       ------      ------       ------

Net asset value, end of period                                            $8.250      $8.140       $7.950      $7.820       $7.460
                                                                          ======      ======       ======      ======       ======

Total return(1)                                                            5.17%       6.46%        5.93%       9.59%       (5.94%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                  $29,589     $34,914      $37,533     $36,350      $37,390
Ratio of expenses to average net assets                                    1.68%       1.70%        1.69%       1.72%        1.72%
Ratio of net investment income to average net assets                       3.69%       3.91%        4.12%       4.46%        4.41%
Portfolio turnover                                                           12%         18%          38%         23%          38%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                        --------------------------------------------------------
                                                                                 Delaware Tax-Free Pennsylvania Fund Class C
                                                                         --------------------------------------------------------
                                                                                                 Year Ended
                                                                         2/29/04     2/28/03      2/28/02     2/28/01      2/29/00
Net asset value, beginning of period                                      $8.140      $7.950       $7.820      $7.460       $8.290

Income (loss) from investment operations:
Net investment income                                                      0.301       0.312        0.324       0.340        0.347
Net realized and unrealized gain (loss) on investments                     0.110       0.189        0.130       0.360       (0.830)
                                                                          ------      ------       ------      ------       ------
Total from investment operations                                           0.411       0.501        0.454       0.700       (0.483)
                                                                          ------      ------       ------      ------       ------

Less dividends and distributions from:
Net investment income                                                     (0.301)     (0.311)      (0.324)     (0.340)      (0.347)
                                                                          ------      ------       ------      ------       ------
Total dividends and distributions                                         (0.301)     (0.311)      (0.324)     (0.340)      (0.347)
                                                                          ------      ------       ------      ------       ------

Net asset value, end of period                                            $8.250      $8.140       $7.950      $7.820       $7.460
                                                                          ======      ======       ======      ======       ======

Total return(1)                                                            5.17%       6.46%        5.93%       9.58%       (5.94%)

Ratios and supplemental data:
Net assets, end of period (000 omitted)                                   $6,070      $5,197       $4,512      $3,898       $3,909
Ratio of expenses to average net assets                                    1.68%       1.70%        1.69%       1.72%        1.72%
Ratio of net investment income to average net assets                       3.69%       3.91%        4.12%       4.46%        4.41%
Portfolio turnover                                                           12%         18%          38%         23%          38%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Notes                                       Delaware Tax-Free Pennsylvania Fund
   TO FINANCIAL STATEMENTS                  February 29, 2004


Delaware Group State Tax-Free Income Trust (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately 8 years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of Delaware Tax-Free Pennsylvania Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. The amount of these expenses was approximately $16,500 for the year ended February 29, 2004. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended February 29, 2004 were approximately $17,341. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on the average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive distribution and service fees through April 30, 2005 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At February 29, 2004, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                     $21,478

Dividend disbursing, transfer agent fees,
   accounting and other expenses payable to DSC               $9,522

Other expenses payable to DMC and affiliates*                $10,766

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, registration fees and trustees' fees.

Certain internal legal expenses are allocated to the Fund. For the year ended February 29, 2004, the Delaware Tax-Free Pennsylvania Fund had costs of $83,746.

For the year ended February 29, 2004, DDLP earned $61,552 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the year ended February 29, 2004, the Fund made purchases of $82,902,808 and sales of $129,520,791 of investment securities other than short-term investments.

At February 29, 2004, the cost of investments for federal income tax purposes was $617,156,065. At February 29, 2004, the net unrealized appreciation was $49,985,519, of which $55,074,300 related to unrealized appreciation of investments and $5,088,781 related to unrealized depreciation of investments.

Notes                                       Delaware Tax-Free Pennsylvania Fund
   TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended February 29, 2004 and February 28, 2003 was as follows:

                                                    2/29/04         2/28/03
                                                  -----------     -----------
   Tax-exempt income                              $30,561,819     $32,863,743

As of February 29, 2004, the components of net assets on a tax basis were as follows:

   Shares of beneficial interest                                 $642,710,817
   Capital loss carryforwards                                     (18,712,137)
   Unrealized appreciation of investments                          49,985,519
                                                                 ------------
   Net assets                                                    $673,984,199
                                                                 ============

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $2,688,989 was utilized in 2003. Such capital loss carryforwards expire as follows: $9,227,179 expires in 2008, $8,323,306 expires in 2009, and $1,161,652 expires in 2010.

5. Capital Shares

Transactions in capital shares were as follows:

                                                                Year Ended
                                                            2/29/04     2/28/03
Shares sold:
  Class A                                                 2,782,740   2,826,359
  Class B                                                   211,221     360,790
  Class C                                                   186,731     142,613

Shares issued upon reinvestment of
  dividends and distributions:
  Class A                                                 2,080,106   2,292,826
  Class B                                                    73,362      97,638
  Class C                                                    18,079      15,684
                                                        -----------  ----------
                                                          5,352,239   5,735,910
                                                        -----------  ----------
Shares repurchased:
  Class A                                                (9,648,248) (8,759,159)
  Class B                                                  (985,491)   (892,520)
  Class C                                                  (107,300)    (87,684)
                                                        -----------  ----------
                                                        (10,741,039) (9,739,363)
                                                        -----------  ----------
Net decrease                                             (5,388,800) (4,003,453)
                                                        ===========  ==========

For the years ended February 29, 2004 and February 28, 2003, 238,898 Class B shares were converted to 238,898 Class A shares valued at $1,933,320 and 333,203 Class B shares were converted to 333,203 Class A shares valued at $2,687,259, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of February 29, 2004, or at any time during the year.

7. Credit and Market Risks
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

8. Contractual Obligations
The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. Tax Information (Unaudited)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the year ended February 29, 2004, the Fund designated distributions paid during the year as follows:

            (A)               (B)
          Long-Term        Ordinary               (C)
        Capital Gains       Income             Tax-Exempt             Total
        Distributions    Distributions       Distributions        Distributions
        (Tax-Basis)       (Tax-Basis)         (Tax-Basis)          (Tax-Basis)
        -------------    -------------       -------------        -------------
            0%                0%                 100%                  100%

Items (A), (B) and (C) are based on a percentage of the Fund's total distributions.

Report
   OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Delaware Group State Tax-Free Income Trust -
Delaware Tax-Free Pennsylvania Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Pennsylvania Fund (the "Fund") as of February 29, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 29, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Tax-Free Pennsylvania Fund at February 29, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP

Philadelphia, Pennsylvania
April 2, 2004

Delaware Investments Family of Funds
   BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                Number of                Other
                                                                        Principal           Portfolios in Fund       Directorships
       Name,                  Position(s)                             Occupation(s)          Complex Overseen           Held by
      Address                 Held with      Length of Time              During             by Trustee/Director     Trustee/Director
   and Birthdate                Fund(s)        Served                  Past 5 Years            or Officer              or Officer
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
   Jude T. Driscoll(2)       Chairman and      4 Years -            Since August 2000,               80                   None
  2005 Market Street          Trustee(4)   Executive Officer    Mr. Driscoll has served in
   Philadelphia, PA                                            various executive capacities
       19103                                 Trustee since         at different times at
                                              May 15, 2003        Delaware Investments(1)

   March 10, 1963
                                                                 Senior Vice President and
                                                               Director of Fixed-Income Process -
                                                                  Conseco Capital Management
                                                                 (June 1998 - August 2000)

                                                                      Managing Director -
                                                                 NationsBanc Capital Markets
                                                                 (February 1996 - June 1998)

------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
   Walter P. Babich            Trustee       16 Years                  Board Chairman -              98                   None
  2005 Market Street                                          Citadel Construction Corporation
   Philadelphia, PA                                                      (1989 - Present)
      19103

   October 1, 1927
------------------------------------------------------------------------------------------------------------------------------------
   John H. Durham              Trustee       25 Years(3)             Private Investor                98           Trustee - Abington
  2005 Market Street                                                                                               Memorial Hospital
  Philadelphia, PA
      19103                                                                                                     President/Director -
                                                                                                                  22 WR Corporation
   August 7, 1937
------------------------------------------------------------------------------------------------------------------------------------
    John A. Fry                Trustee(4)    3 Years                     President -                 80                   None
  2005 Market Street                                            Franklin & Marshall College
   Philadelphia, PA                                                (June 2002 - Present)
      19103
                                                                  Executive Vice President -
   May 28, 1960                                                   University of Pennsylvania
                                                                  (April 1995 - June 2002)
------------------------------------------------------------------------------------------------------------------------------------
   Anthony D. Knerr            Trustee       11 Years             Founder/Managing Director -        98                   None
  2005 Market Street                                              Anthony Knerr & Associates
   Philadelphia, PA                                                 (Strategic Consulting)
      19103                                                             (1990 - Present)

   December 7, 1938
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                Number of                Other
                                                                        Principal           Portfolios in Fund       Directorships
       Name,                  Position(s)                             Occupation(s)          Complex Overseen           Held by
      Address                 Held with      Length of Time              During             by Trustee/Director     Trustee/Director
   and Birthdate                Fund(s)        Served                  Past 5 Years            or Officer              or Officer
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)
    Ann R. Leven               Trustee         15 Years         Treasurer/Chief Fiscal Officer -     98             Director - Andy
  2005 Market Street                                               National Gallery of Art                         Warhol Foundation
   Philadelphia, PA                                                      (1994 - 1999)
      19103                                                                                                            Director -
                                                                                                                     Systemax Inc.
   November 1, 1940
------------------------------------------------------------------------------------------------------------------------------------
   Thomas F. Madison           Trustee         10 Years               President/Chief                98                Director -
   2005 Market Street                                                Executive Officer -                             Banner Health
   Philadelphia, PA                                                   MLM Partners, Inc.
       19103                                                       (Small Business Investing                           Director -
                                                                        and Consulting)                           CenterPoint Energy
   February 25, 1936                                              (January 1993 - Present)
                                                                                                                       Director -
                                                                                                                  Digital River Inc.

                                                                                                                       Director -
                                                                                                                  Rimage Corporation
------------------------------------------------------------------------------------------------------------------------------------
   Janet L. Yeomans            Trustee          5 Years            Vice President/Mergers &          98                   None
  2005 Market Street                                            Acquisitions - 3M Corporation
   Philadelphia, PA                                                 (January 2003 - Present)
       19103
                                                                      Ms. Yeomans has held
   July 31, 1948                                                 various management positions
                                                                 at 3M Corporation since 1983.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
   Joseph H. Hastings        Executive         Executive          Mr. Hastings has served in         98                   None
   2005 Market Street      Vice President    Vice President     various executive capacities
   Philadelphia, PA             and               and               at different times at
       19103              Chief Financial   Chief Financial         Delaware Investments.
                              Officer        Officer since
   December 19, 1949                        August 21, 2003
------------------------------------------------------------------------------------------------------------------------------------
   Richelle S. Maestro      Senior Vice     Chief Legal Officer     Ms. Maestro has served in        98                   None
   2005 Market Street        President,           since            various executive capacities
   Philadelphia, PA      Chief Legal Officer  March 17, 2003          at different times at
       19103               and Secretary                              Delaware Investments.

   November 26, 1957
------------------------------------------------------------------------------------------------------------------------------------
   Michael P. Bishof   Senior Vice President    8 Years             Mr. Bishof has served in         98                   None
   2005 Market Street      and Treasurer                          various executive capacities
   Philadelphia, PA                                                   at different times at
   19103                                                              Delaware Investments.

   August 18, 1962
------------------------------------------------------------------------------------------------------------------------------------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.

(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.

(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.


The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This annual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                           Affiliated Officers                          Contact Information

Jude T. Driscoll                            Joseph H. Hastings                           Investment Manager
Chairman                                    Executive Vice President and                 Delaware Management Company
Delaware Investments Family of Funds        Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                            Delaware Investments Family of Funds
                                            Philadelphia, PA                             International Affiliate
Walter P. Babich                                                                         Delaware International Advisers Ltd.
Board Chairman                              Richelle S. Maestro                          London, England
Citadel Construction Corporation            Senior Vice President,
King of Prussia, PA                         Chief Legal Officer and Secretary            National Distributor
                                            Delaware Investments Family of Funds         Delaware Distributors, L.P.
John H. Durham                              Philadelphia, PA                             Philadelphia, PA
Private Investor
Gwynedd Valley, PA                          Michael P. Bishof                            Shareholder Servicing, Dividend
                                            Senior Vice President and Treasurer          Disbursing and Transfer Agent
John A. Fry                                 Delaware Investments Family of Funds         Delaware Service Company, Inc.
President                                   Philadelphia, PA                             2005 Market Street
Franklin & Marshall College                                                              Philadelphia, PA 19103-7094
Lancaster, PA
                                                                                         For Shareholders
Anthony D. Knerr                                                                         800 523-1918
Managing Director
Anthony Knerr & Associates                                                               For Securities Dealers and Financial
New York, NY                                                                             Institutions Representatives Only
                                                                                         800 362-7500
Ann R. Leven
Former Treasurer/Chief Fiscal Officer                                                    Web site
National Gallery of Art                                                                  www.delawareinvestments.com
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


(8625)                                                        Printed in the USA
AR-007 [2/04] IVES 4/04                                                    J9628

Item 2. Code of Ethics

        The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

        The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

   a. An understanding of generally accepted accounting principles and financial statements;

   b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

   c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

   d. An understanding of internal controls and procedures for financial reporting; and

   e.   An understanding of audit committee functions.

   An "audit committee financial expert" shall have acquired such attributes through:

   a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

   b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

   c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

   d.   Other relevant experience.

        The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

   The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

        Ann R. Leven
        Thomas F. Madison
        Janet L. Yeomans (1)

Item 4. Principal Accountant Fees and Services

   (a) Audit fees.

        The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $22,550 for the fiscal year ended February 29, 2004.

        The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $21,350 for the fiscal year ended February 28, 2003.

   (b) Audit-related fees.

        The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended February 29, 2004.








----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/ Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

        The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $31,000 for the Registrant's fiscal year ended February 29, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: preparation of report concerning transfer agents' system of internal accounting control and related procedures; and preparation of procedures report to the Funds' Board in connection with the annual transfer agent contract renewals and in connection with the pass-through of internal legal costs relating to the operations of the Funds.

        The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended February 28, 2003.

        The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $36,400 for the Registrant's fiscal year ended February 28, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: preparation of report concerning transfer agents' system of internal accounting control and related procedures; and preparation of procedures report to the Funds' Board in connection with the annual transfer agent contract renewals and in connection with the pass-through of internal legal costs relating to the operations of the Funds.

   (c) Tax fees.

        The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,250 for the fiscal year ended February 29, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and excise tax returns.

        The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended February 29, 2004.

        The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,150 for the fiscal year ended February 28, 2003. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and excise tax returns.

        The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended February 28, 2003.

   (d) All other fees.

        The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended February 29, 2004.

        The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the fiscal year ended February 29, 2004.

        The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended February 29, 2003.

        The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the fiscal year ended February 29, 2003.

   (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

   (f)  Not applicable.

   (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $155,150 and $173,900 for the Registrant's fiscal years ended February 29, 2004, and February 28, 2003, respectively.

   (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

        Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders

        Not applicable.

Item 10.  Controls and Procedures

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

          (a)  (1)   Code of Ethics

                     Not applicable.

               (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as
                     Exhibit 99.CERT.

               (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

                     Not applicable.

           (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Delaware Group State Tax-Free Income Trust


        Jude T. Driscoll
--------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   April 27, 2004

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        Jude T. Driscoll
--------------------------------
By:     Jude T. Driscoll
Title:  Chairman
Date:   April 27, 2004


        Joseph H. Hastings
--------------------------------
By:     Joseph H. Hastings
Title:  Chief Financial Officer
Date:   April 27, 2004